Expense Example - Carillon Reams Core Bond Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 454
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	901
Expense Example, with Redemption, 10 Years	1,567
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	525
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	2,016
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	909
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	1,844
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	1,445
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	369
Expense Example, with Redemption, 10 Years	864
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	$ 1,185